Note 13 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses	$ 1,612	$ 1,105
Deferred loan fees	256	554
Stock-based compensation	7	6
Unrealized loss on investment securities available for sale	6
Interest on non-accrual loans	35
Total deferred tax assets	1,916	1,665
Bank premises and equipment	(219)	(199)
Unrealized gain on investment securities available for sale		(6)
Intangible	(24)	(21)
Total deferred tax liabilities	(243)	(226)
Net Deferred Tax Asset	$ 1,673	$ 1,439